Convertible notes payable (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of convertible debt
The following is a summary of the Company’s convertible notes payable and its fair value as of December 31, 2024 and June 30, 2025.

	Principal amount	Unamortized debt issuance costs	Net Carrying amount	Fair Value
				Amount	Leveling
As of December 31, 2024	65,000	(527)	64,473	66,000	Level 3
As of June 30, 2025	65,000	(147)	64,853	69,800	Level 3